SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Schedule of Other Current Assets

a.Other current assets:

	December 31,
	2020	2019

Governmental authorities	$7,215	$8,388
Prepaid expenses	5,654	6,060
Deferred charges	1,162	2,868
Advance payments to suppliers	1,643	3,912
Other	963	1,779

	$16,637	$23,007

Schedule of Other Current Liabilities	b.Other current liabilities:
Payroll and related employee accruals	$10,512	$11,500
Governmental authorities	639	651
Deferred rent income	2,065	-
Other	106	110

	$13,322	$12,261

Schedule of Long-Term Loans

c.Long-term loans:

		Interest rate for			December 31,
	Linkage	2020	2019	Maturity	2020	2019
		%

Loans from banks:
(a)	U.S. dollars	4.77	4.77	2021	$4,000	$8,000
(b)	Euro	EURIBOR +2.75	EURIBOR +2.75	2020	-	96

					4,000	8,096
Less - current maturities					4,000	4,096

					$-	$4,000

F - 49

GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 13:- SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Cont.)

(a)The Company entered into a loan agreement with an Israeli bank secured by a floating charge on the assets of the Company, and which is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2020 the Company is in compliance with these covenants.

(b)A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank.

Schedule of Other Long-Term Liabilities	d.Other long-term liabilities:
	December 31,
	2020	2019

Long-term deferred taxes	$-	$25
Long-term deferred rent	521	-
Other	110	83

	$631	$108